Impairment Charges and Restructuring Costs	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Impairment Charges and Restructuring Costs
IMPAIRMENT CHARGES AND RESTRUCTURING COSTS

A.	IMPAIRMENT CHARGES (REVERSALS) ON PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS WITH FINITE USEFUL LIFE AND OTHER ASSETS

The Corporation recorded net impairment charges totaling $11 million in 2017 and net impairment charges of $3 million in 2016. The recoverable amount of CGUs was determined using a fair value less cost of disposal sell model based on the income approach, unless otherwise indicated. Level 2 inputs are used to measure fair value. Impairments are detailed as follows:

	2017
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	—	—	—	—	2	—	2
Intangible assets with finite useful life and other assets	11	—	—	11	—	(2)	9
	11	—	—	11	2	(2)	11

	2016
	PACKAGING PRODUCTS
(in millions of Canadian dollars)	CONTAINER-BOARD	BOXBOARD EUROPE	SPECIALTY PRODUCTS	SUB-TOTAL	TISSUE PAPERS	CORPORATE ACTIVITIES	TOTAL
Property, plant and equipment	2	—	(3)	(1)	4	—	3

2017
The Containerboard Packaging segment recorded an impairment charge of $11 million on deferred revenues related to the management agreement of Greenpac since the beginning of the mill construction, which was recorded in “Other assets”. Following the acquisition and consolidation of Greenpac described in Note 5, expected future cash flows related to this asset will not materialize on a consolidated basis.

The Tissue Papers segment incurred a $2 million impairment charge on unused assets following the reassessment of its recoverable amount based on estimated selling price.

The Corporate Activities recorded a $2 million reversal of impairment following the collection of a note receivable that had been written off in previous years.

2016
The Containerboard Packaging segment recorded a $2 million impairment charge on the assets of its converting plant in Connecticut which were not part of the disposal related to the Rand-Whitney - Newtown plant acquisition.

The Specialty Products segment sold the building of its closed de-inked pulp mill located in Auburn, Maine, and recorded a $2 million reversal of impairment. This segment also sold a piece of land related to a closed plant and recorded a $1 million reversal of impairment.

The Tissue Papers segment incurred an additional impairment charge of $4 million related to the revaluation of some equipment following the closure of its Toronto converting plant in the second quarter.

B.	GOODWILL AND OTHER INDEFINITE USEFUL LIFE INTANGIBLE ASSETS
Allocation of goodwill and other indefinite useful life intangible assets is as follows:

•	Containerboard Packaging segment goodwill of $469 million is allocated to all Containerboard CGUs;

•	Specialty Products segment goodwill is allocated to all Cascades Recovery CGUs, $13 million, and the Partitioning activities CGU, $3 million;

•	Tissue Papers segment goodwill of $36 million is allocated to all Tissue Papers CGUs;

•	Water rights of $7 million are allocated to Reno de Medici CGU.

Annually, the Corporation must test all of its goodwill for impairment, except if the following three conditions are met:

•	the assets and liabilities making up the unit have not changed significantly since the most recent recoverable amount calculation;

•	the most recent recoverable amount calculation resulted in an amount that exceeded the carrying amount of the unit by a substantial margin; and

•
based on an analysis of events that have occurred and circumstances that have changed since the most recent recoverable amount calculation, the likelihood that a current recoverable amount determination would be less than the current carrying amount of the unit is remote.

All three conditions were met for all goodwill but Tissue's. Therefore, the Corporation tested its Tissue Papers segment goodwill for impairment. As a result of this impairment test, the Corporation concluded that the recoverable amount of the CGUs was in excess of $305 million over their carrying amount, thus no impairment charge was necessary. With all other variables held constant, a rise in the discounting rate of 3% would reduce the excess of $305 million to nil.
The Corporation applied the income approach in determining fair value less cost of disposal and used the following key assumptions (level 2 inputs):

TISSUE PAPERS
Discounting rate	9.75%
Terminal exchange rate (CA$/US$)	$1.25
Terminal shipments	673,000 s.t.

C.	RESTRUCTURING COSTS (GAINS)

Restructuring costs (gains) are detailed as follows:

(in millions of Canadian dollars)	2017	2016
Containerboard	2	(1)
Boxboard Europe	1	2
Specialty Products	—	1
Tissue Papers	2	7
Corporate Activities	1	—
	6	9

2017
The Containerboard Packaging segment announced the forthcoming closure of its New York converting plant and recorded severance expenses totaling $2 million.

The Boxboard Europe segment recorded severances costs of $1 million following the restructuring of its sales activities.

The Tissue Papers segment incurred $2 million of restructuring costs following the review of provisions related to the transfer of the converting operations of the Toronto plant to other Tissue segment sites announced in 2016.

The Corporate Activities recorded a severance cost of $1 million following the closure of a sales division.

2016
The Containerboard Packaging segment recorded a $1 million gain on the reversal of a provision for an onerous lease contract in relation to the restructuring of its Ontario converting activities in 2012.

The Boxboard Europe segment recorded restructuring costs of $2 million in relation to the reorganization of its activities following the transfer of the virgin fibre boxboard mill located in La Rochette, France, to our Reno de Medici subsidiary.

The Specialty Products segment recorded restructuring costs of $1 million following the closure of its de-inked pulp mill located in Auburn, Maine.

The Tissue Papers segment recorded a $3 million provision for an onerous lease as a consequence of the closure of its Toronto converting plant. This segment also incurred $4 million of severance costs following the transfer of the converting operations of the Toronto plant to other Tissue Papers segment sites.